Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Parenthetical) (Detail) - Dominion Energy Questar Corporation - USD ($)
$ in Millions
	Sep. 16, 2016	Dec. 31, 2018
Business Acquisition [Line Items]
Short-term debt	$ 301
White River Hub LLC
Business Acquisition [Line Items]
Equity method investment	$ 40
Minimum
Business Acquisition [Line Items]
Estimated useful lives	9 years
Maximum
Business Acquisition [Line Items]
Estimated useful lives	18 years
Unsecured Senior Notes | Minimum
Business Acquisition [Line Items]
Interest rate (percentage)		2.98%
Unsecured Senior Notes | Maximum
Business Acquisition [Line Items]
Interest rate (percentage)		7.20%
Variable Interest Rate Short Term Loan Due in August 2017 [Member]
Business Acquisition [Line Items]
Short-term note outstanding	$ 250